Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
Coles Group Ltd.	250,720	$2,926,790
Endeavour Group Ltd./Australia	284,960	739,247
Treasury Wine Estates Ltd.	152,037	1,064,973
Woolworths Group Ltd.	228,544	4,308,208
		9,039,218
Belgium — 1.2%
Anheuser-Busch InBev SA	168,648	8,443,179
Brazil — 0.2%
Ambev SA, ADR	825,888	1,527,893
Canada — 2.4%
Alimentation Couche-Tard Inc.	145,659	8,078,149
George Weston Ltd.	10,029	1,559,625
Loblaw Companies Ltd.	26,668	3,509,538
Metro Inc./CN	37,887	2,376,092
Saputo Inc.	46,263	804,280
		16,327,684
Chile — 0.1%
Cencosud SA	230,343	509,330
Denmark — 0.3%
Carlsberg A/S, Class B	17,506	1,681,323
Finland — 0.1%
Kesko OYJ, Class B	51,190	965,819
France — 4.2%
Carrefour SA	92,643	1,318,570
Danone SA	118,295	7,994,344
L'Oreal SA	43,108	15,260,357
Pernod Ricard SA	36,549	4,129,557
		28,702,828
Germany — 0.6%
Beiersdorf AG	18,100	2,324,861
Henkel AG & Co. KGaA	18,498	1,425,589
		3,750,450
Ireland — 0.4%
Kerry Group PLC, Class A	28,484	2,747,181
Japan — 5.3%
Aeon Co. Ltd.	163,417	3,824,513
Ajinomoto Co. Inc.	88,600	3,606,981
Asahi Group Holdings Ltd.	284,694	2,986,635
Japan Tobacco Inc.	205,900	5,281,917
Kao Corp.	87,400	3,536,339
Kikkoman Corp.	181,500	2,015,407
Kirin Holdings Co. Ltd.	152,396	1,978,728
MEIJI Holdings Co. Ltd.	50,200	1,021,260
Nissin Foods Holdings Co. Ltd.	45,700	1,104,042
Seven & i Holdings Co. Ltd.	449,011	7,039,425
Shiseido Co. Ltd.	74,900	1,324,468
Unicharm Corp.	241,800	1,993,403
Yakult Honsha Co. Ltd.	57,140	1,082,362
		36,795,480
Mexico — 1.0%
Arca Continental SAB de CV	93,438	774,087
Fomento Economico Mexicano SAB de CV	324,064	2,761,794
Grupo Bimbo SAB de CV, Series A, Class A	273,100	723,517
Wal-Mart de Mexico SAB de CV	914,486	2,407,373
		6,666,771
Security	Shares	Value
Netherlands — 1.5%
Heineken Holding NV	21,027	$1,260,675
Heineken NV	51,710	3,685,326
Koninklijke Ahold Delhaize NV	174,132	5,679,996
		10,625,997
Norway — 0.4%
Mowi ASA	83,245	1,426,674
Orkla ASA	140,488	1,215,383
		2,642,057
Portugal — 0.2%
Jeronimo Martins SGPS SA	51,528	984,774
Sweden — 0.4%
Essity AB, Class B	113,090	3,022,520
Switzerland — 5.2%
Barry Callebaut AG, Registered	671	893,411
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	185	2,052,174
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,087,986
Nestle SA, Registered	378,882	31,084,679
		36,118,250
United Kingdom — 12.0%
Associated British Foods PLC	59,208	1,510,300
British American Tobacco PLC	372,962	13,458,225
Diageo PLC	416,988	13,250,970
Haleon PLC	1,440,458	6,791,974
Imperial Brands PLC	146,336	4,679,655
J Sainsbury PLC	314,037	1,073,105
Marks & Spencer Group PLC	385,459	1,805,179
Ocado Group PLC(a)	116,694	440,429
Reckitt Benckiser Group PLC	129,094	7,814,157
Tesco PLC	1,265,942	5,822,508
Unilever PLC	464,293	26,381,403
		83,027,905
United States — 62.1%
Altria Group Inc.	317,557	16,605,056
Archer-Daniels-Midland Co.	89,501	4,521,591
Brown-Forman Corp., Class B	34,349	1,304,575
Bunge Global SA	26,162	2,034,357
Church & Dwight Co. Inc.	46,057	4,822,628
Clorox Co. (The)	23,193	3,766,775
Coca-Cola Co. (The)	511,794	31,864,294
Colgate-Palmolive Co.	153,083	13,916,776
Conagra Brands Inc.	89,754	2,490,674
Constellation Brands Inc., Class A	29,252	6,464,692
Costco Wholesale Corp.	71,622	65,625,090
Dollar General Corp.	41,370	3,136,673
Dollar Tree Inc.(a)	38,012	2,848,619
Estee Lauder Companies Inc. (The), Class A	43,618	3,270,478
General Mills Inc.	104,020	6,633,355
Hershey Co. (The)	27,682	4,687,947
Hormel Foods Corp.	54,398	1,706,465
J.M. Smucker Co. (The)	19,935	2,195,242
Kellanova	50,377	4,079,026
Kenvue Inc.	359,237	7,669,710
Keurig Dr Pepper Inc.	210,952	6,775,778
Kimberly-Clark Corp.	62,485	8,188,034
Kraft Heinz Co. (The)	165,215	5,073,753
Kroger Co. (The)	124,465	7,611,035
Lamb Weston Holdings Inc.	26,551	1,774,403
McCormick & Co. Inc./MD, NVS	47,198	3,598,376
Molson Coors Beverage Co., Class B	32,728	1,875,969

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Mondelez International Inc., Class A	250,550	$14,965,352
Monster Beverage Corp.(a)	131,199	6,895,819
PepsiCo Inc.	204,496	31,095,662
Philip Morris International Inc.	252,790	30,423,276
Procter & Gamble Co. (The)	187,885	31,498,920
Sysco Corp.	92,041	7,037,455
Target Corp.	86,317	11,668,332
The Campbell's Co.	36,804	1,541,352
Tyson Foods Inc., Class A	53,458	3,070,628
Walgreens Boots Alliance Inc.	134,801	1,257,693
Walmart Inc.	714,498	64,554,894
		428,550,754
Total Common Stocks — 98.9% (Cost: $738,228,979)		682,129,413
Preferred Stocks
Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	30,343	2,662,188
Total Preferred Stocks — 0.4% (Cost: $2,999,634)		2,662,188
Total Long-Term Investments — 99.3% (Cost: $741,228,613)		684,791,601
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)(c)	1,390,000	$1,390,000
Total Short-Term Securities — 0.2% (Cost: $1,390,000)		1,390,000
Total Investments — 99.5% (Cost: $742,618,613)		686,181,601
Other Assets Less Liabilities — 0.5%		3,738,915
Net Assets — 100.0%		$689,920,516

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$195 (b)	$—	$(195)	$—	$—	—	$1,029 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	460,000 (b)	—	—	—	1,390,000	1,390,000	49,068	—
				$(195)	$—	$1,390,000		$50,097	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	47	03/21/25	$3,764	$(123,306)
Euro STOXX 50 Index	5	03/21/25	253	(3,645)
FTSE 100 Index	8	03/21/25	818	(11,277)
				$(138,228)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Consumer Staples ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$467,532,102	$214,597,311	$—	$682,129,413
Preferred Stocks	2,662,188	—	—	2,662,188
Short-Term Securities
Money Market Funds	1,390,000	—	—	1,390,000
	$471,584,290	$214,597,311	$—	$686,181,601
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(123,306)	$(14,922)	$—	$(138,228)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares